Intangible Assets (Details 3) (USD $)	Dec. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Other intangible assets:
Patent license agreement	$ 4,550,000	$ 4,550,000
Royalty agreements	16,620,565	16,620,565
Technology	5,961,110	6,190,083
Customer relationships	1,860,000	1,860,000
Trade name	282,433	291,486
Other	50,386	50,386
Total intangible assets	29,324,494	29,562,520	16,670,565
Accumulated amortization	(3,389,500)	(2,818,894)	(789,996)
Intangible assets, net of accumulated amortization	$ 25,934,994	$ 26,743,626	$ 15,413,920